MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2025
MAJOR CUSTOMERS
MAJOR CUSTOMERS

22. MAJOR CUSTOMERS

No customers accounted for 10% or more of total net revenues for the years ended December 31, 2023, 2024 and 2025. No customers accounted for 10% or more of total net accounts receivable as of December 31, 2024 and 2025.